N-2 - $ / shares		6 Months Ended	12 Months Ended
		May 31, 2026	Nov. 30, 2025		Nov. 30, 2024		Nov. 30, 2023		Nov. 30, 2022		Nov. 30, 2021		Nov. 30, 2020	[2]
Cover [Abstract]
Entity Central Index Key		0001268533
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		Tortoise Energy Infrastructure Corporation
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

9. Senior Notes

TYG has issued private senior notes (collectively, the “Notes”), which are unsecured obligations and, upon liquidation, dissolution or winding up of a Fund, will rank: (1) senior to all of the Fund’s outstanding preferred shares, if any; (2) senior to all of the Fund’s outstanding common shares; (3) on parity with any unsecured creditors of the Fund and any unsecured senior securities representing indebtedness of the Fund and (4) junior to any secured creditors of the Fund. Holders of the Notes are entitled to receive periodic cash interest payments until maturity. The Notes are not listed on any exchange or automated quotation system.

The Notes are redeemable in certain circumstances at the option of a Fund, subject to payment of any applicable make-whole amounts or early redemption premiums. The Notes for a Fund are also subject to a mandatory redemption if the Fund fails to meet asset coverage ratios required under the 1940 Act or the rating agency guidelines if such failure is not waived or cured. At May 31, 2026, TYG was in compliance with asset coverage covenants and basic maintenance covenants for its senior notes.

Details of the Fund’s outstanding Notes, including estimated fair value, as of May 31, 2026 are included below. The estimated fair value of each series of fixed-rate Notes was calculated, for disclosure purposes, by discounting future cash flows by a rate equal to the current U.S. Treasury rate with an equivalent maturity date, plus either 1) the spread between the interest rate on recently issued debt and the U.S. Treasury rate with a similar maturity date or 2) if there has not been a recent debt issuance, the spread between the AAA corporate finance debt rate and the U.S. Treasury rate with an equivalent maturity date plus the spread between the fixed rates of the Notes and the AAA corporate finance debt rate. The estimated fair value of floating rate Notes approximates the carrying amount because the interest rate fluctuates with changes in interest rates available in the current market. The estimated fair values in the following tables are Level 2 valuations within the fair value hierarchy.

TYG:
Series	Maturity Date	Interest Rate	Payment Frequency	Notional Amount	Estimated Fair Value
Series PP	September 25, 2027	3.33%	Semi-Annual	$8,066,665	$7,920,596
Series QQ	December 17, 2028	2.50%	Semi-Annual	10,000,000	10,171,287
Series RR	December 18, 2031	5.83%	Semi-Annual	25,000,000	26,060,295
Series TT	October 16, 2026	4.02%	Semi-Annual	1,936,386	1,938,405
Series UU	December 17, 2028	2.50%	Semi-Annual	25,000,000	23,599,696
Series VV	August 21, 2030	4.89%	Semi-Annual	20,000,000	19,860,299
Series WW	August 21, 2032	5.19%	Semi-Annual	35,000,000	34,872,751
				$125,003,051	$124,423,329

On December 18, 2025, TYG Series KK Notes, with a notional amount of $3,226,666 and a fixed interest rate of 3.53% were paid in full at maturity.

On April 9, 2026, TYG Series OO Notes, with a notional amount of $9,680,000 and a fixed interest rate of 3.27% were paid in full at maturity.

TYG has 65,000,000 shares of preferred stock authorized and 6,396,212 shares of MRP Stock outstanding at May 31, 2026. TYG’s MRP Stock has a liquidation values of $10.00 and $25.00 per share plus any accumulated but unpaid distributions, whether or not declared. Holders of the MRP Stock are entitled to receive cash interest payments semi-annually at a fixed rate until maturity. The TYG MRP Stock is not listed on any exchange or automated quotation system.

Senior Securities, Note [Text Block]

9. Senior Notes

TYG has issued private senior notes (collectively, the “Notes”), which are unsecured obligations and, upon liquidation, dissolution or winding up of a Fund, will rank: (1) senior to all of the Fund’s outstanding preferred shares, if any; (2) senior to all of the Fund’s outstanding common shares; (3) on parity with any unsecured creditors of the Fund and any unsecured senior securities representing indebtedness of the Fund and (4) junior to any secured creditors of the Fund. Holders of the Notes are entitled to receive periodic cash interest payments until maturity. The Notes are not listed on any exchange or automated quotation system.

The Notes are redeemable in certain circumstances at the option of a Fund, subject to payment of any applicable make-whole amounts or early redemption premiums. The Notes for a Fund are also subject to a mandatory redemption if the Fund fails to meet asset coverage ratios required under the 1940 Act or the rating agency guidelines if such failure is not waived or cured. At May 31, 2026, TYG was in compliance with asset coverage covenants and basic maintenance covenants for its senior notes.

Details of the Fund’s outstanding Notes, including estimated fair value, as of May 31, 2026 are included below. The estimated fair value of each series of fixed-rate Notes was calculated, for disclosure purposes, by discounting future cash flows by a rate equal to the current U.S. Treasury rate with an equivalent maturity date, plus either 1) the spread between the interest rate on recently issued debt and the U.S. Treasury rate with a similar maturity date or 2) if there has not been a recent debt issuance, the spread between the AAA corporate finance debt rate and the U.S. Treasury rate with an equivalent maturity date plus the spread between the fixed rates of the Notes and the AAA corporate finance debt rate. The estimated fair value of floating rate Notes approximates the carrying amount because the interest rate fluctuates with changes in interest rates available in the current market. The estimated fair values in the following tables are Level 2 valuations within the fair value hierarchy.

TYG:
Series	Maturity Date	Interest Rate	Payment Frequency	Notional Amount	Estimated Fair Value
Series PP	September 25, 2027	3.33%	Semi-Annual	$8,066,665	$7,920,596
Series QQ	December 17, 2028	2.50%	Semi-Annual	10,000,000	10,171,287
Series RR	December 18, 2031	5.83%	Semi-Annual	25,000,000	26,060,295
Series TT	October 16, 2026	4.02%	Semi-Annual	1,936,386	1,938,405
Series UU	December 17, 2028	2.50%	Semi-Annual	25,000,000	23,599,696
Series VV	August 21, 2030	4.89%	Semi-Annual	20,000,000	19,860,299
Series WW	August 21, 2032	5.19%	Semi-Annual	35,000,000	34,872,751
				$125,003,051	$124,423,329

On December 18, 2025, TYG Series KK Notes, with a notional amount of $3,226,666 and a fixed interest rate of 3.53% were paid in full at maturity.

On April 9, 2026, TYG Series OO Notes, with a notional amount of $9,680,000 and a fixed interest rate of 3.27% were paid in full at maturity.

TYG has 65,000,000 shares of preferred stock authorized and 6,396,212 shares of MRP Stock outstanding at May 31, 2026. TYG’s MRP Stock has a liquidation values of $10.00 and $25.00 per share plus any accumulated but unpaid distributions, whether or not declared. Holders of the MRP Stock are entitled to receive cash interest payments semi-annually at a fixed rate until maturity. The TYG MRP Stock is not listed on any exchange or automated quotation system.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

1. General Organization

Tortoise Energy Infrastructure Corp. (“TYG”) is listed on the New York Stock Exchange (“NYSE”). The company is referred to as the “Fund” or by its respective NYSE symbols, and is a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). TYG has a primary investment objective to seek a high level of total return with an emphasis on current distributions.

Risk Factors [Table Text Block]

3. Risks and Uncertainties

TYG concentrates its investments in the energy sector. Funds that primarily invest in a particular sector may experience greater volatility than companies investing in a broad range of industry sectors. A Fund may, for defensive purposes, temporarily invest all or a significant portion of its assets in investment grade securities, short-term debt securities and cash or cash equivalents. To the extent a Fund uses this strategy, it may not achieve its investment objective.

Effects of Leverage [Text Block]

Leverage

The Fund’s leverage utilization increased $79.7 million during the six months ended Q2 2026, compared to the six months ended Q4 2025, and represented 26.2% of total assets as of May 31, 2026. The increase in leverage primarily reflects the higher utilization of the revolving credit facility as part of the Fund’s ongoing leverage management strategy. At period end, the Fund was in compliance with applicable asset coverage ratios, 54.2% of the leverage cost was fixed, the weighted-average maturity was 2.8 years and the weighted-average annual rate on leverage was 4.83%. These metrics will vary in the future as a result of changing floating rates, utilization of the Fund’s credit facility and as leverage matures or is redeemed.
Annual Dividend Payment		$ (2.85)	$ (4.49)		$ (2.98)		$ (2.84)		$ (2.84)		$ (1.47)
Annual Coverage Return Rate [Percent]		54.20%
NAV Per Share		$ 46.91 [1]	$ 46.54	[2]	$ 51.96	[2]	$ 35.35	[2]	$ 39.41	[2]	$ 33.54	[2]	$ 25.42
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

F. Distributions to Stockholders

Distributions to common stockholders are recorded on the ex-dividend date. The Fund may not declare or pay distributions to its common stockholders if it does not meet asset coverage ratios required under the 1940 Act or the rating agency guidelines for its debt and preferred stock following such distribution. The amount of any distributions will be determined by the Board of Directors. The character of distributions to common stockholders made during the year may differ from their ultimate characterization for federal income tax purposes.

As a RIC, TYG intends to make cash distributions of its investment company taxable income and capital gains to common stockholders. In addition, on an annual basis, TYG may distribute additional capital gains in the last calendar quarter if necessary to meet minimum distribution requirements and thus avoid being subject to excise taxes. Distributions paid to stockholders in excess of investment company taxable income and net realized gains will be treated as return of capital to stockholders.

Distributions to mandatory redeemable preferred (“MRP”) stockholders are accrued daily based on applicable distribution rates for each series and paid periodically according to the terms of the agreements. The Fund may not declare or pay distributions to its preferred stockholders if it does not meet a 200% asset coverage ratio for its debt or the rating agency basic maintenance amount for the debt following such distribution. The character of distributions to preferred stockholders made during the year may differ from their ultimate characterization for federal income tax purposes.

Distributions to stockholders for the year ended November 30, 2025 were characterized as follows:

	Common	Preferred
Qualified dividend income	3%	100%
Ordinary dividend income	—	—
Return of capital	97%	—
Long-term capital gain	—	—

* For Federal income tax purposes, distributions of short-term capital gains are included in qualified dividend income.

Security Dividends [Text Block]

Distributions to common stockholders are recorded on the ex-dividend date. The Fund may not declare or pay distributions to its common stockholders if it does not meet asset coverage ratios required under the 1940 Act or the rating agency guidelines for its debt and preferred stock following such distribution. The amount of any distributions will be determined by the Board of Directors. The character of distributions to common stockholders made during the year may differ from their ultimate characterization for federal income tax purposes.

Security Voting Rights [Text Block]

TYG has issued and outstanding MRP Stock at May 31, 2026. The MRP Stock has rights determined by the Board of Directors. Except as otherwise indicated in the Fund's Charter or Bylaws, or as otherwise required by law, the holders of MRP Stock have voting rights equal to the holders of common stock (one vote per MRP share) and will vote together with the holders of shares of common stock as a single class except on matters affecting only the holders of preferred stock or the holders of common stock. The 1940 Act requires that the holders of any preferred stock (including MRP Stock), voting separately as a single class, have the right to elect at least two directors at all times.

Long Term Debt, Title [Text Block]

G. Offering and Debt Issuance Costs

Offering costs related to the issuance of common stock are charged to additional paid-in capital when the stock is issued. Debt issuance costs related to senior notes and MRP Stock are deferred and amortized over the period the debt or MRP Stock is outstanding. For TYG, $25,000 of debt issuance costs were recorded through May 31, 2026.

Other Security, Title [Text Block]

12. Derivative Financial Instruments

The Fund adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Interest Rate Swap Contracts

TYG may enter into interest rate swap contracts in an attempt to protect it from increasing interest expense on its leverage resulting from increasing interest rates. A decline in interest rates may result in a decline in the value of the swap contracts, which may result in a decline in the net assets of TYG. At the time the interest rate swap contracts reach their scheduled termination, there is a risk that TYG will not be able to obtain a replacement transaction, or that the terms of the replacement would not be as favorable as on the expiring transaction. In addition, if TYG is required to terminate any swap contract early due to a decline in net assets below a threshold amount or failing to maintain a required 300% asset coverage of the liquidation value of the outstanding debt, then TYG could be required to make a payment to the extent of any net unrealized depreciation of the terminated swaps, in addition to redeeming all or some of its outstanding debt. TYG segregates a portion of its assets as collateral for the amount of any net liability of its interest rate swap contracts.

TYG may be subject to credit risk on the interest rate swap contracts if the counterparty should fail to perform under the terms of the interest rate swap contracts. The amount of credit risk is limited to the net appreciation of the interest rate swap contracts, if any, as no collateral is pledged by the counterparty. In addition, if the counterparty to the interest rate swap contracts defaults, the Fund would incur a loss in the amount of the receivable and would not receive amounts due from the counterparty to offset the interest payments on the Fund’s leverage.

As of May 31, 2026, TYG held no interest rate swap contracts.

Written Call Options

The following table presents the types and fair value of derivatives by location as presented on the Statements of Assets & Liabilities at May 31, 2026:

Derivatives not accounted for as hedging instruments under ASC 815	Assets/(Liabilities)
	Location	Fair Value
TYG: Written equity call options	Call options written, at fair value	$(37,053)

The following table presents the effect of derivatives on the Statements of Operations for the period ended May 31, 2026:

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gains (Losses) on Derivatives	Net Realized Gain (Loss) on Derivatives	Net Unrealized Appreciation (Depreciation) of Derivatives
TYG: Written equity call options	Options	$1,488,990	$302,909

For the period ended May 31, 2026, TYG’s average quarterly notional value of written equity call option Contracts was $(144,310,575), based on quarter-end values.

Outstanding Security, Authorized [Shares]	[1]	100,000,000
Outstanding Security, Held [Shares]	[1]	21,129,595
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred

[1]	Consolidated Statement of Assets and Liabilities (See Note 13 to the financial statements for further disclosure).
[2]	Information presented based on average shares of common stock outstanding for the entire period.